5. Borrowings (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Line of credit remaining availability	$ 1,500	$ 1,500
Unsecured loan outstanding	5,427	1,739
Affiliate Loans [Member]
Interest rate	3.93%	3.71%
Maximum availability	1,500	1,500
Amount borrowed	0	0
Line of credit remaining availability	1,500	1,500
Interest expense	1	17
Weighted average balance of affiliate borrowings	32	438
SF Loan Payable [Member]
Interest rate	5.00%
Unsecured loan outstanding	1,500	1,500
Notes Program [Member]
Interest rate	7.26%	6.72%
Notes outstanding	$ 5,427	$ 1,739